Disclosure of detailed information about geographic areas segment reporitng, by country (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Royalty, stream and other interests	$ 1,575,772	$ 494,768
Royalty interests [Member]
Statement [Line Items]
Royalty, stream and other interests	770,530	494,768	$ 449,439
Stream interests [Member]
Statement [Line Items]
Royalty, stream and other interests	700,078	0
Offtake interests [Member]
Statement [Line Items]
Royalty, stream and other interests	105,164	0
Rest of the world [Member] | Royalty interests [Member]
Statement [Line Items]
Royalty, stream and other interests	32,957	750
Rest of the world [Member] | Stream interests [Member]
Statement [Line Items]
Royalty, stream and other interests	65,136	0
Rest of the world [Member] | Offtake interests [Member]
Statement [Line Items]
Royalty, stream and other interests	12,383	0
Canada [Member] | Royalty interests [Member]
Statement [Line Items]
Royalty, stream and other interests	577,875	471,077
Canada [Member] | Stream interests [Member]
Statement [Line Items]
Royalty, stream and other interests	332,497	0
Canada [Member] | Offtake interests [Member]
Statement [Line Items]
Royalty, stream and other interests	48,919	0
United States [Member] | Royalty interests [Member]
Statement [Line Items]
Royalty, stream and other interests	120,611	22,941
United States [Member] | Stream interests [Member]
Statement [Line Items]
Royalty, stream and other interests	50,189	0
Australia [Member] | Offtake interests [Member]
Statement [Line Items]
Royalty, stream and other interests	12,606	0
South America [Member] | Royalty interests [Member]
Statement [Line Items]
Royalty, stream and other interests	26,147	0
South America [Member] | Stream interests [Member]
Statement [Line Items]
Royalty, stream and other interests	173,591	0
South America [Member] | Offtake interests [Member]
Statement [Line Items]
Royalty, stream and other interests	5,109	0
Asia [Member] | Stream interests [Member]
Statement [Line Items]
Royalty, stream and other interests	78,665	0
Asia [Member] | Offtake interests [Member]
Statement [Line Items]
Royalty, stream and other interests	26,147	0
Africa [Member] | Royalty interests [Member]
Statement [Line Items]
Royalty, stream and other interests	$ 12,040	$ 0